FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Liquidity Risk (Details) - CAD ($)	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Short-term borrowings	$ 2,238,000,000	$ 2,255,000,000	$ 2,255,000,000
Accounts payable and accrued liabilities	3,033,000,000	$ 2,997,000,000	3,052,000,000
Long-term debt	15,967,000,000		14,290,000,000	$ 14,448,000,000
Lease liabilities	1,725,000,000		1,545,000,000
Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Net interest payments	735,000,000		658,000,000
1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Net interest payments	1,299,000,000		1,141,000,000
4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Net interest payments	1,121,000,000		913,000,000
After five years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Net interest payments	8,763,000,000		5,923,000,000
Expenditure derivatives | Cash flow hedges
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities				39,000,000
Debt derivatives
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	29,000,000			23,000,000
Bond forwards | Cash flow hedges
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0		87,000,000	$ 64,000,000
Liquidity risk
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Short-term borrowings	2,238,000,000		2,255,000,000
Short-term borrowings, undiscounted cash flows	2,238,000,000		2,255,000,000
Accounts payable and accrued liabilities	3,033,000,000		3,052,000,000
Accounts payable and accrued liabilities, undiscounted cash flows	3,033,000,000		3,052,000,000
Long-term debt	15,967,000,000		14,290,000,000
Long-term debt, undiscounted cash flows	16,130,000,000		14,404,000,000
Lease liabilities	1,725,000,000
Lease liabilities, undiscounted cash flows	2,220,000,000
Other long-term financial liabilities	26,000,000		38,000,000
Other long-term financial liabilities, undiscounted cash flows	26,000,000		38,000,000
Net carrying amount of derivatives (asset)	(1,439,000,000)		(1,500,000,000)
Financial liabilities	21,550,000,000		18,135,000,000
Financial liabilities, undiscounted cash flows	22,745,000,000		18,237,000,000
Liquidity risk | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Short-term borrowings, undiscounted cash flows	2,238,000,000		2,255,000,000
Accounts payable and accrued liabilities, undiscounted cash flows	3,033,000,000		3,052,000,000
Long-term debt, undiscounted cash flows	0		900,000,000
Lease liabilities, undiscounted cash flows	230,000,000
Other long-term financial liabilities, undiscounted cash flows	0		1,000,000
Financial liabilities, undiscounted cash flows	5,476,000,000		6,061,000,000
Liquidity risk | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Short-term borrowings, undiscounted cash flows	0		0
Accounts payable and accrued liabilities, undiscounted cash flows	0		0
Long-term debt, undiscounted cash flows	2,050,000,000		2,350,000,000
Lease liabilities, undiscounted cash flows	413,000,000
Other long-term financial liabilities, undiscounted cash flows	12,000,000		24,000,000
Financial liabilities, undiscounted cash flows	2,475,000,000		2,343,000,000
Liquidity risk | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Short-term borrowings, undiscounted cash flows	0		0
Accounts payable and accrued liabilities, undiscounted cash flows	0		0
Long-term debt, undiscounted cash flows	2,353,000,000		2,442,000,000
Lease liabilities, undiscounted cash flows	326,000,000
Other long-term financial liabilities, undiscounted cash flows	7,000,000		5,000,000
Financial liabilities, undiscounted cash flows	2,325,000,000		1,997,000,000
Liquidity risk | After five years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Short-term borrowings, undiscounted cash flows	0		0
Accounts payable and accrued liabilities, undiscounted cash flows	0		0
Long-term debt, undiscounted cash flows	11,727,000,000		8,712,000,000
Lease liabilities, undiscounted cash flows	1,251,000,000
Other long-term financial liabilities, undiscounted cash flows	7,000,000		8,000,000
Financial liabilities, undiscounted cash flows	12,469,000,000		7,836,000,000
Liquidity risk | Expenditure derivatives
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0		0
Derivative financial liabilities, undiscounted cash flows	1,287,000,000		1,341,000,000
Net carrying amount of derivatives (asset)	(1,286,000,000)		(1,473,000,000)
Liquidity risk | Expenditure derivatives | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	1,248,000,000		1,045,000,000
Net carrying amount of derivatives (asset)	(1,247,000,000)		(1,146,000,000)
Liquidity risk | Expenditure derivatives | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	39,000,000		296,000,000
Net carrying amount of derivatives (asset)	(39,000,000)		(327,000,000)
Liquidity risk | Expenditure derivatives | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0		0
Net carrying amount of derivatives (asset)	0		0
Liquidity risk | Expenditure derivatives | After five years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0		0
Net carrying amount of derivatives (asset)	0		0
Liquidity risk | Equity derivatives
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0		0
Derivative financial liabilities, undiscounted cash flows	(55,000,000)		(92,000,000)
Liquidity risk | Equity derivatives | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(55,000,000)		(92,000,000)
Liquidity risk | Equity derivatives | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0		0
Liquidity risk | Equity derivatives | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0		0
Liquidity risk | Equity derivatives | After five years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0		0
Liquidity risk | Debt derivatives
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0		0
Derivative financial liabilities, undiscounted cash flows	1,622,000,000		1,560,000,000
Net carrying amount of derivatives (asset)	(1,593,000,000)		(1,601,000,000)
Liquidity risk | Debt derivatives | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	1,622,000,000		1,560,000,000
Net carrying amount of derivatives (asset)	(1,593,000,000)		(1,601,000,000)
Liquidity risk | Debt derivatives | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0		0
Net carrying amount of derivatives (asset)	0		0
Liquidity risk | Debt derivatives | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0		0
Net carrying amount of derivatives (asset)	0		0
Liquidity risk | Debt derivatives | After five years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0		0
Net carrying amount of derivatives (asset)	0		0
Liquidity risk | Debt derivatives | Cash flow hedges
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0		0
Derivative financial liabilities, undiscounted cash flows	9,903,000,000		6,920,000,000
Net carrying amount of derivatives (asset)	(10,780,000,000)		(8,254,000,000)
Liquidity risk | Debt derivatives | Cash flow hedges | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0		0
Net carrying amount of derivatives (asset)	0		0
Liquidity risk | Debt derivatives | Cash flow hedges | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0		0
Net carrying amount of derivatives (asset)	0		0
Liquidity risk | Debt derivatives | Cash flow hedges | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	1,392,000,000		1,392,000,000
Net carrying amount of derivatives (asset)	(1,753,000,000)		(1,842,000,000)
Liquidity risk | Debt derivatives | Cash flow hedges | After five years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	8,511,000,000		5,528,000,000
Net carrying amount of derivatives (asset)	$ (9,027,000,000)		(6,412,000,000)
Liquidity risk | Bond forwards
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities			0
Derivative financial liabilities, undiscounted cash flows			87,000,000
Liquidity risk | Bond forwards | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows			87,000,000
Liquidity risk | Bond forwards | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows			0
Liquidity risk | Bond forwards | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows			0
Liquidity risk | Bond forwards | After five years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows			$ 0